THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio
QUARTERLY REPORT
March 31, 2024 (UNAUDITED)

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%
AEROSPACE & DEFENSE—2.5%
HEICO Corp., Cl. A	32,649	$ 5,025,987
TransDigm Group, Inc.	5,751	7,082,932

		12,108,919
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	11,321	2,628,623
APPLICATION SOFTWARE—2.6%
Adobe, Inc.*	12,763	6,440,210
Cadence Design Systems, Inc.*	8,715	2,712,805
Intuit, Inc.	3,862	2,510,300
Synopsys, Inc.*	1,714	979,551

		12,642,866
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc.*	20,149	3,541,993
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	78,665	2,529,080
BIOTECHNOLOGY—4.7%
Akero Therapeutics, Inc.*	41,393	1,045,587
Immunovant, Inc.*	28,575	923,258
Madrigal Pharmaceuticals, Inc.*	2,102	561,318
Natera, Inc.*	140,987	12,894,671
Regeneron Pharmaceuticals, Inc.*	2,408	2,317,676
Sarepta Therapeutics, Inc.*	9,895	1,281,007
Vaxcyte, Inc.*	41,723	2,850,098
Viking Therapeutics, Inc.*	8,843	725,126

		22,598,741
BROADLINE RETAIL—8.6%
Amazon.com, Inc.*	191,982	34,629,713
MercadoLibre, Inc.*	4,489	6,787,189

		41,416,902
CARGO GROUND TRANSPORTATION—0.5%
Old Dominion Freight Line, Inc.	11,150	2,445,306
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	82,355	3,739,740
Flutter Entertainment PLC*	5,365	1,069,425

		4,809,165
CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.	12,202	3,170,080
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Wabtec Corp.	26,237	3,822,206
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	10,295	6,320,512
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
Walmart Inc.	45,531	$ 2,739,600
DIVERSIFIED BANKS—0.7%
Citigroup, Inc.	51,285	3,243,263
ELECTRIC UTILITIES—0.1%
Constellation Energy Corp.	1,678	310,178
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC	3,876	1,211,947
Vertiv Holdings Co., Cl. A	77,740	6,349,026

		7,560,973
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	159,749	5,511,340
FINANCIAL EXCHANGES & DATA—1.2%
S&P Global, Inc.	13,312	5,663,590
FOOTWEAR—0.2%
On Holding AG, Cl. A*	21,274	752,674
HEALTHCARE DISTRIBUTORS—0.8%
McKesson Corp.	7,132	3,828,814
HEALTHCARE EQUIPMENT—4.3%
Boston Scientific Corp.*	97,733	6,693,733
Dexcom, Inc.*	17,789	2,467,334
Edwards Lifesciences Corp.*	16,792	1,604,644
Intuitive Surgical, Inc.*	14,996	5,984,754
Stryker Corp.	10,444	3,737,594

		20,488,059
HEALTHCARE FACILITIES—0.6%
Acadia Healthcare Co., Inc.*	35,230	2,790,921
HOMEFURNISHING RETAIL—0.5%
RH*	6,929	2,413,094
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. C*	123,477	18,800,608
Meta Platforms, Inc., Cl. A	66,464	32,273,589
Pinterest, Inc., Cl. A*	187,878	6,513,730

		57,587,927
INTERNET SERVICES & INFRASTRUCTURE—0.9%
MongoDB, Inc., Cl. A*	7,112	2,550,648
Snowflake, Inc., Cl. A*	11,760	1,900,416

		4,451,064
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	6,286	1,200,375
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.6%
Danaher Corp.	11,464	$ 2,862,790
MOVIES & ENTERTAINMENT—3.4%
Liberty Media Corp. Series C Liberty Formula One*	60,763	3,986,053
Netflix, Inc.*	15,265	9,270,892
Spotify Technology SA*	10,895	2,875,191

		16,132,136
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Diamondback Energy, Inc.	18,127	3,592,228
PASSENGER GROUND TRANSPORTATION—1.1%
Uber Technologies, Inc.*	68,085	5,241,864
PHARMACEUTICALS—1.7%
Eli Lilly & Co.	10,333	8,038,661
RESTAURANTS—0.2%
Shake Shack, Inc., Cl. A*	7,254	754,634
SEMICONDUCTORS—19.0%
Advanced Micro Devices, Inc.*	48,384	8,732,828
Astera Labs, Inc.*	11,374	843,837
Broadcom, Inc.	6,149	8,149,946
Marvell Technology, Inc.	103,245	7,318,006
Micron Technology, Inc.	56,389	6,647,699
NVIDIA Corp.	56,990	51,493,885
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	59,986	8,161,095

		91,347,296
SYSTEMS SOFTWARE—14.8%
Microsoft Corp.	162,146	68,218,065
ServiceNow, Inc.*	3,919	2,987,846

		71,205,911
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.2%
Apple, Inc.	146,211	25,072,262
TRANSACTION & PAYMENT PROCESSING SERVICES—2.9%
Block, Inc., Cl. A*	10,255	867,368
Visa, Inc., Cl. A	46,072	12,857,774

		13,725,142
TOTAL COMMON STOCKS (Cost $245,505,347)		474,549,189
PREFERRED STOCKS—0.0%
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Chime Financial, Inc., Series G(a),*,@	6,689	248,965
(Cost $462,008)		248,965
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.6%
DATA CENTER—0.6%
Equinix, Inc.	3,310	$ 2,731,842
(Cost $2,854,741)		2,731,842
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		431,661
(Cost $475,000)		431,661

Total Investments (Cost $249,297,096)	99.6%	$477,961,657
Affiliated Securities (Cost $475,000)		431,661
Unaffiliated Securities (Cost $248,822,096)		477,529,996
Other Assets in Excess of Liabilities	0.4%	1,909,219
NET ASSETS	100.0%	$479,870,876

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 03/31/2024
Chime Financial, Inc., Series G	8/24/21	$462,008	$248,965	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	431,661	0.1%
Total			$680,626	0.1%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.4%
AEROSPACE & DEFENSE—3.7%
HEICO Corp.	42,315	$ 8,082,165
TransDigm Group, Inc.	3,399	4,186,208

		12,268,373
APPLICATION SOFTWARE—1.3%
Adobe, Inc.*	8,284	4,180,106
AUTOMOBILE MANUFACTURERS—1.2%
Tesla, Inc.*	22,256	3,912,382
BIOTECHNOLOGY—5.6%
AbbVie, Inc.	13,193	2,402,445
Amgen, Inc.	1,735	493,295
Natera, Inc.*	122,720	11,223,971
Regeneron Pharmaceuticals, Inc.*	2,363	2,274,364
Vertex Pharmaceuticals, Inc.*	580	242,446
Viking Therapeutics, Inc.*	20,945	1,717,490

		18,354,011
BROADLINE RETAIL—10.2%
Amazon.com, Inc.*	126,111	22,747,902
MercadoLibre, Inc.*	7,189	10,869,481

		33,617,383
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	69,633	3,162,035
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.7%
Wabtec Corp.	15,631	2,277,124
CONSTRUCTION MATERIALS—0.8%
Martin Marietta Materials, Inc.	4,082	2,506,103
DIVERSIFIED BANKS—1.0%
JPMorgan Chase & Co.	16,095	3,223,829
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Vertiv Holdings Co., Cl. A	117,495	9,595,817
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	5,437	2,918,854
HEALTHCARE EQUIPMENT—2.0%
Boston Scientific Corp.*	31,704	2,171,407
Intuitive Surgical, Inc.*	5,049	2,015,005
Stryker Corp.	6,301	2,254,939

		6,441,351
HEALTHCARE TECHNOLOGY—1.5%
Veeva Systems, Inc., Cl. A*	21,602	5,004,967
HOTELS RESORTS & CRUISE LINES—0.9%
Trip.com Group Ltd. ADR*	68,883	3,023,275
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.4% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Paycom Software, Inc.	8,619	$ 1,715,267
INTERACTIVE HOME ENTERTAINMENT—0.8%
Roblox Corp., Cl. A*	69,995	2,672,409
INTERACTIVE MEDIA & SERVICES—10.5%
Alphabet, Inc., Cl. C*	91,629	13,951,432
Meta Platforms, Inc., Cl. A	31,652	15,369,578
Pinterest, Inc., Cl. A*	149,361	5,178,346

		34,499,356
INTERNET SERVICES & INFRASTRUCTURE—2.4%
MongoDB, Inc., Cl. A*	6,847	2,455,608
Shopify, Inc., Cl. A*	54,224	4,184,466
Snowflake, Inc., Cl. A*	7,227	1,167,883

		7,807,957
LIFE SCIENCES TOOLS & SERVICES—0.4%
Danaher Corp.	5,840	1,458,365
MANAGED HEALTHCARE—0.6%
Molina Healthcare, Inc.*	4,880	2,004,850
MOVIES & ENTERTAINMENT—3.7%
Live Nation Entertainment, Inc.*	14,315	1,514,097
Netflix, Inc.*	17,739	10,773,427

		12,287,524
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Diamondback Energy, Inc.	14,510	2,875,447
PASSENGER GROUND TRANSPORTATION—3.8%
Uber Technologies, Inc.*	164,078	12,632,365
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	4,124	3,208,307
Merck & Co., Inc.	5,811	766,762

		3,975,069
REAL ESTATE SERVICES—2.3%
CoStar Group, Inc.*	43,174	4,170,609
FirstService Corp.	20,038	3,322,300

		7,492,909
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.1%
Lam Research Corp.	3,567	3,465,590
SEMICONDUCTORS—15.2%
Advanced Micro Devices, Inc.*	72,909	13,159,345
Broadcom, Inc.	1,935	2,564,668
Marvell Technology, Inc.	32,005	2,268,514
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.4% (CONT.)
SEMICONDUCTORS—15.2% (CONT.)
NVIDIA Corp.	27,842	$ 25,156,918
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,033	6,670,940

		49,820,385
SYSTEMS SOFTWARE—11.3%
Crowdstrike Holdings, Inc., Cl. A*	7,029	2,253,427
Microsoft Corp.	70,366	29,604,384
Palo Alto Networks Inc*	8,201	2,330,150
ServiceNow, Inc.*	2,070	1,578,168
Zscaler, Inc.*	6,743	1,298,904

		37,065,033
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	73,054	12,527,300
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Block, Inc., Cl. A*	21,061	1,781,339
Visa, Inc., Cl. A	20,156	5,625,137

		7,406,476
TOTAL COMMON STOCKS (Cost $197,058,336)		310,191,912
EXCHANGE TRADED FUNDS—2.2%
Alger 35 ETF(a)	355,688	7,188,454
(Cost $6,841,858)		7,188,454
MUTUAL FUNDS—2.3%
Alger 35 Fund, Cl. Z(a),*	559,471	7,743,083
(Cost $7,604,417)		7,743,083
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,726,644
(Cost $1,900,000)		1,726,644
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.6%
MONEY MARKET FUNDS—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(c)	1,853,859	$ 1,853,859
(Cost $1,853,859)		1,853,859

Total Investments (Cost $215,258,470)	100.0%	$328,703,952
Affiliated Securities (Cost $16,346,275)		16,658,181
Unaffiliated Securities (Cost $198,912,195)		312,045,771
Liabilities in Excess of Other Assets	(0.0)%	(68,480)
NET ASSETS	100.0%	$328,635,472

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 03/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,726,644	0.5%
Total			$1,726,644	0.5%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—1.3%
General Dynamics Corp.	575	$ 162,432
TransDigm Group, Inc.	307	378,101

		540,533
APPLICATION SOFTWARE—1.0%
Adobe, Inc.*	761	384,001
ASSET MANAGEMENT & CUSTODY BANKS—3.6%
BlackRock, Inc.	717	597,763
Blackstone, Inc.	3,822	502,096
Blue Owl Capital, Inc., Cl. A	10,974	206,970
The Carlyle Group, Inc.	3,055	143,310

		1,450,139
BIOTECHNOLOGY—3.1%
AbbVie, Inc.	5,070	923,247
Amgen, Inc.	747	212,387
Gilead Sciences, Inc.	1,784	130,678

		1,266,312
BROADLINE RETAIL—2.7%
Amazon.com, Inc.*	6,125	1,104,827
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	3,145	205,431
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	9,574	415,033
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	119,452
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	6,515	325,164
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	2,199	180,384
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	1,593	237,150
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart Inc.	5,838	351,272
COPPER—0.7%
Southern Copper Corp.	2,680	285,474
DIVERSIFIED BANKS—4.8%
Bank of America Corp.	12,030	456,178
Fifth Third Bancorp	3,254	121,081
JPMorgan Chase & Co.	6,806	1,363,242

		1,940,501
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,539	$ 226,177
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Eaton Corp., PLC	2,794	873,628
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	1,821	392,043
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	218,780
HEALTHCARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	2,190	245,061
HEALTHCARE EQUIPMENT—0.5%
Medtronic PLC	2,426	211,426
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	2,447	938,669
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	3,596	583,451
INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	2,830	580,857
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	1,426	345,477
INTEGRATED OIL & GAS—3.7%
Chevron Corp.	3,895	614,398
Exxon Mobil Corp.	4,771	554,581
TotalEnergies SE ADR	4,622	318,132

		1,487,111
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Verizon Communications, Inc.	8,450	354,562
INTERACTIVE MEDIA & SERVICES—7.6%
Alphabet, Inc., Cl. A*	8,502	1,283,207
Alphabet, Inc., Cl. C*	6,893	1,049,528
Meta Platforms, Inc., Cl. A	1,488	722,543

		3,055,278
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	8,575	807,422
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	604	115,340
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	745	166,008
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	2,053	1,015,619
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	2,203	$ 200,054
Sempra	2,938	211,037

		411,091
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Pioneer Natural Resources Co.	688	180,600
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	198,982
PERSONAL CARE PRODUCTS—0.2%
Kenvue, Inc.	4,100	87,986
PHARMACEUTICALS—6.0%
AstraZeneca PLC ADR	4,694	318,018
Bristol-Myers Squibb Co.	2,791	151,356
Eli Lilly & Co.	917	713,389
GSK PLC ADR	2,342	100,402
Johnson & Johnson	2,904	459,384
Merck & Co., Inc.	2,454	323,805
Novartis AG ADR	1,701	164,538
Pfizer, Inc.	6,356	176,379

		2,407,271
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Financial Services Group, Inc.	2,413	248,660
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,121	275,688
RESTAURANTS—1.4%
McDonald's Corp.	1,094	308,453
Starbucks Corp.	2,588	236,518

		544,971
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.8%
KLA Corp.	2,218	1,549,428
SEMICONDUCTORS—7.2%
Broadcom, Inc.	1,382	1,831,716
QUALCOMM, Inc.	4,133	699,717
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,795	380,260

		2,911,693
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.4%
PepsiCo, Inc.	3,203	560,557
The Coca-Cola Co.	6,867	420,123

		980,680
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
SYSTEMS SOFTWARE—10.8%
Microsoft Corp.	9,866	$ 4,150,824
Oracle Corp.	1,561	196,077

		4,346,901
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	15,078	2,585,575
Dell Technologies, Inc., Cl. C	3,044	347,351

		2,932,926
TOBACCO—1.0%
Altria Group, Inc.	5,257	229,310
Philip Morris International, Inc.	1,906	174,628

		403,938
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ferguson PLC	1,319	288,109
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Visa, Inc., Cl. A	2,403	670,629
TOTAL COMMON STOCKS (Cost $12,810,393)		38,862,135
MASTER LIMITED PARTNERSHIP—0.5%
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,055	200,276
(Cost $134,201)		200,276
REAL ESTATE INVESTMENT TRUST—3.0%
HEALTHCARE—0.6%
Welltower, Inc.	2,809	262,473
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	156,134
RETAIL—0.8%
Simon Property Group, Inc.	2,084	326,125
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	2,090	249,567
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—3.0% (CONT.)
TELECOM TOWER—0.6%
Crown Castle, Inc.	2,202	$ 233,038
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $824,754)		1,227,337

Total Investments (Cost $13,769,348)	99.9%	$40,289,748
Unaffiliated Securities (Cost $13,769,348)		40,289,748
Other Assets in Excess of Liabilities	0.1%	24,115
NET ASSETS	100.0%	$40,313,863

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.6%
ADVERTISING—1.2%
The Trade Desk, Inc., Cl. A*	20,774	$ 1,816,063
AEROSPACE & DEFENSE—3.7%
HEICO Corp.	18,849	3,600,159
TransDigm Group, Inc.	1,389	1,710,692

		5,310,851
APPLICATION SOFTWARE—13.5%
Cadence Design Systems, Inc.*	10,780	3,355,598
Clearwater Analytics Holdings, Inc., Cl. A*	94,526	1,672,165
Constellation Software, Inc.	1,405	3,837,806
Datadog, Inc., Cl. A*	17,262	2,133,583
Guidewire Software, Inc.*	20,007	2,335,017
Manhattan Associates, Inc.*	7,657	1,916,011
Procore Technologies, Inc.*	21,945	1,803,221
The Descartes Systems Group, Inc.*	28,824	2,636,517

		19,689,918
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Ares Management Corp., Cl. A	16,551	2,200,952
Blue Owl Capital, Inc., Cl. A	140,763	2,654,790

		4,855,742
AUTOMOTIVE PARTS & EQUIPMENT—1.3%
Mobileye Global, Inc., Cl. A*	57,628	1,852,740
AUTOMOTIVE RETAIL—0.7%
AutoZone, Inc.*	325	1,024,286
BIOTECHNOLOGY—3.1%
Natera, Inc.*	36,114	3,302,986
Vaxcyte, Inc.*	17,632	1,204,442

		4,507,428
BUILDING PRODUCTS—0.7%
Trex Co., Inc.*	9,741	971,665
CARGO GROUND TRANSPORTATION—2.0%
Old Dominion Freight Line, Inc.	13,222	2,899,717
CONSTRUCTION & ENGINEERING—1.0%
WillScot Mobile Mini Holdings Corp.*	32,546	1,513,389
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	4,704	685,279
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	3,641	2,235,356
DIVERSIFIED FINANCIAL SERVICES—0.8%
Apollo Global Management, Inc.	9,931	1,116,741
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—3.0%
Vertiv Holdings Co., Cl. A	53,594	$ 4,377,022
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	26,746	3,085,151
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
GFL Environmental, Inc.	113,782	3,925,479
FINANCIAL EXCHANGES & DATA—1.4%
MSCI, Inc.	3,639	2,039,478
HEALTHCARE EQUIPMENT—3.8%
Dexcom, Inc.*	17,076	2,368,441
IDEXX Laboratories, Inc.*	5,772	3,116,476

		5,484,917
HEALTHCARE FACILITIES—0.7%
Acadia Healthcare Co., Inc.*	12,306	974,881
HEALTHCARE TECHNOLOGY—1.9%
Veeva Systems, Inc., Cl. A*	11,748	2,721,894
HOME IMPROVEMENT RETAIL—1.1%
Floor & Decor Holdings, Inc., Cl. A*	12,336	1,598,992
HOMEBUILDING—1.4%
NVR, Inc.*	249	2,016,890
HOMEFURNISHING RETAIL—1.1%
Wayfair, Inc., Cl. A*	23,857	1,619,413
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	12,967	2,765,991
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Paylocity Holding Corp.*	6,126	1,052,814
INSURANCE BROKERS—0.6%
Ryan Specialty Holdings, Inc., Cl. A	16,472	914,196
INTERACTIVE MEDIA & SERVICES—2.4%
Pinterest, Inc., Cl. A*	101,847	3,531,035
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	11,572	1,120,517
MongoDB, Inc., Cl. A*	5,463	1,959,250

		3,079,767
IT CONSULTING & OTHER SERVICES—1.8%
Globant SA*	12,831	2,590,579
LIFE SCIENCES TOOLS & SERVICES—6.2%
Mettler-Toledo International, Inc.*	1,609	2,142,046
Repligen Corp.*	17,435	3,206,645
West Pharmaceutical Services, Inc.	9,287	3,674,959

		9,023,650
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
MOVIES & ENTERTAINMENT—2.6%
Liberty Media Corp. Series C Liberty Formula One*	7,921	$ 519,618
Spotify Technology SA*	12,368	3,263,915

		3,783,533
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Diamondback Energy, Inc.	18,729	3,711,526
OTHER SPECIALTY RETAIL—0.9%
Five Below, Inc.*	7,205	1,306,843
PROPERTY & CASUALTY INSURANCE—0.9%
Intact Financial Corp.	8,314	1,350,569
REAL ESTATE SERVICES—4.7%
CoStar Group, Inc.*	34,742	3,356,077
FirstService Corp.	21,172	3,510,318

		6,866,395
RESEARCH & CONSULTING SERVICES—0.9%
TransUnion	16,009	1,277,518
RESTAURANTS—4.3%
Chipotle Mexican Grill, Inc.*	927	2,694,576
Domino's Pizza, Inc.	7,050	3,503,004

		6,197,580
SEMICONDUCTORS—6.2%
Lattice Semiconductor Corp.*	34,364	2,688,296
Marvell Technology, Inc.	47,815	3,389,127
Monolithic Power Systems, Inc.	1,850	1,253,227
ON Semiconductor Corp.*	23,109	1,699,667

		9,030,317
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
Celsius Holdings, Inc.*	31,048	2,574,500
TRADING COMPANIES & DISTRIBUTORS—2.5%
Ferguson PLC	16,675	3,642,320
TOTAL COMMON STOCKS (Cost $104,425,631)		139,022,425
EXCHANGE TRADED FUNDS—3.3%
Alger Mid Cap 40 ETF(a),*	298,046	4,729,990
(Cost $5,972,615)		4,729,990
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	170,419	—
(Cost $766,885)		—
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
RIGHTS—0.2%
BIOTECHNOLOGY—0.2%
Tolero CDR(b),*,@	425,098	$ 272,063
(Cost $227,341)		272,063
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		795,165
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		295,347

		1,090,512
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		1,090,512
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(c)	430,757	430,757
(Cost $430,757)		430,757

Total Investments (Cost $113,023,229)	100.1%	$145,545,747
Affiliated Securities (Cost $7,939,500)		5,820,502
Unaffiliated Securities (Cost $105,083,729)		139,725,245
Liabilities in Excess of Other Assets	(0.1)%	(96,004)
NET ASSETS	100.0%	$145,449,743

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 03/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$795,165	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	295,347	0.2%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	—	0.0%
Tolero CDR	2/6/17	227,341	272,063	0.2%
Total			$1,362,575	0.9%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.1%
AEROSPACE & DEFENSE—2.2%
HEICO Corp.	12,891	$ 2,462,181
Hexcel Corp.	13,942	1,015,675

		3,477,856
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Capri Holdings, Ltd.*	33,946	1,537,754
APPAREL RETAIL—1.3%
Aritzia, Inc.*	29,422	812,361
Victoria's Secret & Co.*	69,753	1,351,813

		2,164,174
APPLICATION SOFTWARE—22.5%
ACI Worldwide, Inc.*	1,537	51,044
AppFolio, Inc., Cl. A*	11,607	2,863,911
BILL Holdings, Inc.*	7,925	544,606
Blackbaud, Inc.*	23,210	1,720,789
BlackLine, Inc.*	31,030	2,003,917
DoubleVerify Holdings, Inc.*	14,987	526,943
Guidewire Software, Inc.*	23,126	2,699,036
HubSpot, Inc.*	2,980	1,867,149
InterDigital, Inc.	7,290	776,093
Manhattan Associates, Inc.*	28,702	7,182,102
MicroStrategy, Inc., Cl. A*	1,202	2,048,881
Q2 Holdings, Inc.*	57,411	3,017,522
Smartsheet, Inc., Cl. A*	25,678	988,603
Sprout Social, Inc., Cl. A*	32,486	1,939,739
SPS Commerce, Inc.*	28,850	5,334,365
Vertex, Inc., Cl. A*	92,716	2,944,660

		36,509,360
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	3,678	615,955
BIOTECHNOLOGY—14.2%
Absci Corp.*	232,996	1,323,417
Akero Therapeutics, Inc.*	28,472	719,203
Altimmune, Inc.*	35,437	360,749
Arcus Biosciences, Inc.*	17,511	330,608
Autolus Therapeutics PLC ADR*	159,816	1,019,626
Cabaletta Bio, Inc.*	123,044	2,099,131
CareDx, Inc.*	49,528	524,501
Fusion Pharmaceuticals, Inc.*	45,185	963,344
Immunovant, Inc.*	35,207	1,137,538
Iovance Biotherapeutics, Inc.*	45,196	669,805
Keros Therapeutics, Inc.*	13,247	876,951
Larimar Therapeutics, Inc.*	200,544	1,522,129
MoonLake Immunotherapeutics*	30,605	1,537,289
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
BIOTECHNOLOGY—14.2% (CONT.)
Morphic Holding, Inc.*	15,920	$ 560,384
Natera, Inc.*	8,184	748,509
Nuvalent, Inc., Cl. A*	21,441	1,610,005
ORIC Pharmaceuticals, Inc.*	42,179	579,961
Praxis Precision Medicines, Inc.*	8,051	491,272
Prothena Corp. PLC*	8,718	215,945
Scholar Rock Holding Corp.*	39,498	701,484
Twist Bioscience Corp.*	21,400	734,234
Vaxcyte, Inc.*	25,961	1,773,396
Viking Therapeutics, Inc.*	30,251	2,480,582

		22,980,063
BROADLINE RETAIL—0.0%
Ollie's Bargain Outlet Holdings, Inc.*	478	38,034
BUILDING PRODUCTS—1.0%
CSW Industrials, Inc.	3,639	853,709
The AZEK Co., Inc., Cl. A*	15,562	781,524

		1,635,233
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
BJ's Wholesale Club Holdings, Inc.*	26,037	1,969,699
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
908 Devices, Inc.*	207,424	1,566,051
Novanta, Inc.*	224	39,149

		1,605,200
ELECTRONIC MANUFACTURING SERVICES—0.6%
Fabrinet*	5,506	1,040,744
ENVIRONMENTAL & FACILITIES SERVICES—0.0%
Casella Waste Systems, Inc., Cl. A*	348	34,407
FOOTWEAR—0.8%
On Holding AG, Cl. A*	34,735	1,228,924
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc.*	27,367	500,269
HEALTHCARE EQUIPMENT—2.6%
Glaukos Corp.*	6,133	578,281
Impulse Dynamics PLC, Cl. A(a),*,@	1,596,061	1,021,479
Impulse Dynamics PLC, Cl. F-1(a),*,@	195,376	195,376
Inmode, Ltd.*	32,583	704,119
Shockwave Medical, Inc.*	2,710	882,457
Tandem Diabetes Care, Inc.*	20,983	743,008

		4,124,720
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	34,932	720,647
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
HEALTHCARE SUPPLIES—1.0%
Neogen Corp.*	105,748	$ 1,668,703
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	11,809	2,736,027
HOMEBUILDING—1.1%
Skyline Champion Corp.*	21,375	1,817,089
HOMEFURNISHING RETAIL—0.7%
RH*	3,389	1,180,253
HOTELS RESORTS & CRUISE LINES—0.7%
MakeMyTrip, Ltd.*	14,853	1,055,306
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.7%
Gates Industrial Corp. PLC*	182,482	3,231,756
RBC Bearings, Inc.*	9,901	2,676,735
The Middleby Corp.*	10,420	1,675,432

		7,583,923
INTERACTIVE HOME ENTERTAINMENT—1.2%
Take-Two Interactive Software, Inc.*	12,862	1,909,878
INTERACTIVE MEDIA & SERVICES—0.2%
Reddit, Inc., Cl. A*	5,335	263,122
LEISURE FACILITIES—0.8%
Planet Fitness, Inc., Cl. A*	20,418	1,278,779
LIFE SCIENCES TOOLS & SERVICES—6.9%
10X Genomics, Inc., Cl. A*	19,365	726,768
Bio-Techne Corp.	50,714	3,569,759
CryoPort, Inc.*	64,866	1,148,128
ICON PLC*	7,574	2,544,485
MaxCyte, Inc.*	135,576	568,063
Mesa Laboratories, Inc.	4,378	480,398
Quanterix Corp.*	10,803	254,519
Repligen Corp.*	9,906	1,821,912

		11,114,032
MANAGED HEALTHCARE—1.0%
HealthEquity, Inc.*	19,357	1,580,112
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*	24,337	2,574,125
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.	42,335	1,519,403
OIL & GAS EXPLORATION & PRODUCTION—3.7%
Magnolia Oil & Gas Corp., Cl. A	228,390	5,926,721
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
PERSONAL CARE PRODUCTS—1.5%
e.l.f. Beauty, Inc.*	7,287	$ 1,428,471
Oddity Tech, Ltd., Cl. A*	22,105	960,462

		2,388,933
PHARMACEUTICALS—1.2%
Alto Neuroscience, Inc.*	31,738	487,178
Pliant Therapeutics, Inc.*	23,511	350,314
Structure Therapeutics, Inc., ADR*	24,995	1,071,286

		1,908,778
REGIONAL BANKS—0.0%
Webster Financial Corp.	1,356	68,844
RESTAURANTS—10.5%
Cava Group, Inc.*	12,511	876,396
Kura Sushi USA, Inc., Cl. A*	25,064	2,886,370
Shake Shack, Inc., Cl. A*	48,566	5,052,321
Wingstop, Inc.	22,481	8,237,038

		17,052,125
SEMICONDUCTORS—2.1%
Astera Labs, Inc.*	5,403	400,849
Impinj, Inc.*	316	40,577
Rambus, Inc.*	14,073	869,852
Universal Display Corp.	12,336	2,077,999

		3,389,277
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.7%
Celsius Holdings, Inc.*	32,709	2,712,230
SPECIALIZED CONSUMER SERVICES—0.4%
European Wax Center, Inc., Cl. A*	54,982	713,666
SPECIALTY CHEMICALS—1.4%
Balchem Corp.	14,762	2,287,372
SYSTEMS SOFTWARE—1.4%
CyberArk Software Ltd.*	3,216	854,266
Rapid7, Inc.*	12,630	619,375
Varonis Systems, Inc.*	16,950	799,532

		2,273,173
TRADING COMPANIES & DISTRIBUTORS—0.5%
SiteOne Landscape Supply, Inc.*	129	22,517
Xometry, Inc., Cl. A*	48,384	817,206

		839,723
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
DLocal Ltd.*	74,427	1,094,077
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7% (CONT.)
Marqeta, Inc., Cl. A*	126,785	$ 755,639
Shift4 Payments, Inc., Cl. A*	14,374	949,690

		2,799,406
TOTAL COMMON STOCKS (Cost $107,448,973)		158,824,039
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	85,998	—
(Cost $386,992)		—
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	14,298
Tolero CDR(a),*,@	287,830	184,211

		198,509
TOTAL RIGHTS (Cost $155,594)		198,509
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,272,264
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		272,628

		1,544,892
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,544,892
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(c)	670,318	670,318
(Cost $670,318)		670,318

Total Investments (Cost $110,361,877)	99.6%	$161,237,758
Affiliated Securities (Cost $2,086,992)		1,544,892
Unaffiliated Securities (Cost $108,274,885)		159,692,866
Other Assets in Excess of Liabilities	0.4%	704,201
NET ASSETS	100.0%	$161,941,959

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 03/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,272,264	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	272,628	0.2%
Impulse Dynamics PLC, Cl. A	2/11/22	1,596,061	1,021,479	0.6%
Impulse Dynamics PLC, Cl. F-1	2/5/24	194,850	195,376	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	14,298	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
Tolero CDR	2/6/17	155,594	184,211	0.1%
Total			$2,960,256	1.8%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)

	SHARES	VALUE
COMMON STOCKS—70.5%
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	607	$ 171,471
TransDigm Group, Inc.	331	407,660

		579,131
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	803	405,194
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
BlackRock, Inc.	765	637,781
Blackstone, Inc.	4,076	535,464
Blue Owl Capital, Inc., Cl. A	11,677	220,228
The Carlyle Group, Inc.	3,254	152,645

		1,546,118
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	5,394	982,248
Amgen, Inc.	731	207,838
Gilead Sciences, Inc.	1,909	139,834

		1,329,920
BROADLINE RETAIL—2.0%
Amazon.com, Inc.*	6,524	1,176,799
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,333	217,712
CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	10,272	445,291
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	127,620
COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	6,934	346,076
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	2,346	192,442
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	1,685	250,846
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
Walmart Inc.	6,186	372,212
COPPER—0.5%
Southern Copper Corp.	3,046	324,460
DIVERSIFIED BANKS—3.5%
Bank of America Corp.	12,837	486,779
Fifth Third Bancorp	3,473	129,231
JPMorgan Chase & Co.	7,234	1,448,970

		2,064,980
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—70.5% (CONT.)
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,710	$ 237,106
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC	2,963	926,471
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,948	419,385
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	231,525
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	2,440	273,036
HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	2,597	226,328
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	2,586	991,990
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,862	626,609
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	3,009	617,597
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,507	365,101
INTEGRATED OIL & GAS—2.7%
Chevron Corp.	4,198	662,193
Exxon Mobil Corp.	5,063	588,523
TotalEnergies SE ADR	4,927	339,125

		1,589,841
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	9,043	379,444
INTERACTIVE MEDIA & SERVICES—5.5%
Alphabet, Inc., Cl. A*	9,074	1,369,539
Alphabet, Inc., Cl. C*	7,323	1,115,000
Meta Platforms, Inc., Cl. A	1,578	766,245

		3,250,784
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	9,056	852,713
IT CONSULTING & OTHER SERVICES—0.2%
International Business Machines Corp.	645	123,169
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	783	174,476
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.	2,176	1,076,467
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—70.5% (CONT.)
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,316	$ 210,316
Sempra	2,872	206,296

		416,612
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	736	193,200
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,628	210,687
PERSONAL CARE PRODUCTS—0.2%
Kenvue, Inc.	4,341	93,158
PHARMACEUTICALS—4.5%
AstraZeneca PLC ADR	5,015	339,766
Bristol-Myers Squibb Co.	2,952	160,087
Eli Lilly & Co.	1,010	785,740
GSK PLC ADR	2,968	127,238
Johnson & Johnson	3,053	482,954
Merck & Co., Inc.	2,724	359,432
Novartis AG ADR	1,792	173,340
Pfizer, Inc.	6,956	193,029

		2,621,586
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,582	266,075
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,184	291,181
RESTAURANTS—1.0%
McDonald's Corp.	1,186	334,393
Starbucks Corp.	2,764	252,602

		586,995
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.8%
KLA Corp.	2,356	1,645,831
SEMICONDUCTORS—5.3%
Broadcom, Inc.	1,484	1,966,908
QUALCOMM, Inc.	4,377	741,026
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,951	401,484

		3,109,418
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	3,379	591,359
The Coca-Cola Co.	7,258	444,044

		1,035,403
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	SHARES	VALUE
COMMON STOCKS—70.5% (CONT.)
SYSTEMS SOFTWARE—7.9%
Microsoft Corp.	10,531	$ 4,430,602
Oracle Corp.	1,703	213,914

		4,644,516
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	16,355	2,804,556
Dell Technologies, Inc., Cl. C	3,275	373,710

		3,178,266
TOBACCO—0.7%
Altria Group, Inc.	5,538	241,568
Philip Morris International, Inc.	2,015	184,614

		426,182
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson PLC	1,403	306,457
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Visa, Inc., Cl. A	2,579	719,747
TOTAL COMMON STOCKS (Cost $15,386,699)		41,486,157
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	4,434	218,995
(Cost $147,024)		218,995
REAL ESTATE INVESTMENT TRUST—2.2%
HEALTHCARE—0.5%
Welltower, Inc.	2,974	277,890
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	164,338
RETAIL—0.6%
Simon Property Group, Inc.	2,230	348,973
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,052	245,029
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,371	250,923
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $904,672)		1,287,153

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.0%
AGRICULTURAL & FARM MACHINERY—1.6%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	972,385
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.0% (CONT.)
APPLICATION SOFTWARE—1.7%
Salesforce, Inc., 0.625%, 7/15/24	1,000,000	$ 986,220
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	460,086
BIOTECHNOLOGY—1.7%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	981,778
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	499,982
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	515,040
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 3.9%, 9/9/25	500,000	493,003
DIVERSIFIED BANKS—2.5%
JPMorgan Chase Bank NA, 5.11%, 12/8/26	500,000	501,564
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	990,628

		1,492,192
HEALTHCARE SERVICES—0.8%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	488,296
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	487,652
MANAGED HEALTHCARE—1.6%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	969,873
MULTI-UTILITIES—0.9%
Sempra, 5.4%, 8/1/26	500,000	501,648
PACKAGED FOODS & MEATS—0.9%
Nestle Holdings, Inc., 0.606%, 9/14/24(a)	550,000	537,859
PHARMACEUTICALS—0.9%
Astrazeneca Finance LLC, 4.85%, 2/26/29	500,000	501,689
RESTAURANTS—0.9%
McDonald's Corp., 4.8%, 8/14/28	500,000	501,701
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
KLA Corp., 4.65%, 11/1/24	500,000	497,661
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	500,115
SPECIALIZED—2.0%
Crown Castle, Inc., 3.2%, 9/1/24	1,200,000	1,187,921
SPECIALTY CHEMICALS—0.9%
Ecolab, Inc., 5.25%, 1/15/28	500,000	509,708
SYSTEMS SOFTWARE—0.9%
Oracle Corp., 5.8%, 11/10/25	500,000	504,313
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2024  (Unaudited)  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
Apple, Inc., 1.125%, 5/11/25	1,200,000	$ 1,149,380
TOTAL CORPORATE BONDS (Cost $14,984,837)		14,738,502

	SHARES	VALUE
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(b)	990,979	$ 990,979
(Cost $990,979)		990,979

Total Investments (Cost $32,414,211)	99.8%	$58,721,786
Unaffiliated Securities (Cost $32,414,211)		58,721,786
Other Assets in Excess of Liabilities	0.2%	146,218
NET ASSETS	100.0%	$58,868,004

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.7% of the net assets of the Portfolio.

(b)	Rate shown reflects 7-day effective yield as of March 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of  shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of  life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company (the "Custodian") to The Bank of New York Mellon. This change became effective March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolios’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes, including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$73,720,063	$73,720,063	$—	$—
Consumer Discretionary	58,846,165	57,776,740	1,069,425	—
Consumer Staples	2,739,600	2,739,600	—	—
Energy	3,592,228	3,592,228	—	—
Financials	22,631,995	22,631,995	—	—
Health Care	60,607,986	60,607,986	—	—
Industrials	39,860,688	39,860,688	—	—
Information Technology	205,919,774	205,919,774	—	—
Materials	6,320,512	6,320,512	—	—
Utilities	310,178	310,178	—	—
TOTAL COMMON STOCKS	$474,549,189	$473,479,764	$1,069,425	$—
PREFERRED STOCKS
Information Technology	248,965	—	—	248,965
REAL ESTATE INVESTMENT TRUST
Real Estate	2,731,842	2,731,842	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	431,661	—	—	431,661
TOTAL INVESTMENTS IN SECURITIES	$477,961,657	$476,211,606	$1,069,425	$680,626

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$49,459,289	$49,459,289	$—	$—
Consumer Discretionary	43,715,075	43,715,075	—	—
Energy	2,875,447	2,875,447	—	—
Financials	10,630,305	10,630,305	—	—
Health Care	40,157,467	40,157,467	—	—
Industrials	38,488,946	38,488,946	—	—
Information Technology	114,866,371	114,866,371	—	—
Materials	2,506,103	2,506,103	—	—
Real Estate	7,492,909	7,492,909	—	—
TOTAL COMMON STOCKS	$310,191,912	$310,191,912	$—	$—
Exchange Traded Funds	7,188,454	7,188,454	—	—
Mutual Funds	7,743,083	7,743,083	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,726,644	—	—	1,726,644
SHORT-TERM INVESTMENTS
Money Market Funds	1,853,859	1,853,859	—	—
TOTAL INVESTMENTS IN SECURITIES	$328,703,952	$326,977,308	$—	$1,726,644

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,824,873	$3,824,873	$—	$—
Consumer Discretionary	3,172,009	3,172,009	—	—
Consumer Staples	2,626,107	2,626,107	—	—
Energy	1,866,693	1,866,693	—	—
Financials	5,509,394	5,509,394	—	—
Health Care	5,145,689	5,145,689	—	—
Industrials	2,764,246	2,764,246	—	—
Information Technology	12,565,453	12,565,453	—	—
Materials	750,403	750,403	—	—
Utilities	637,268	637,268	—	—
TOTAL COMMON STOCKS	$38,862,135	$38,862,135	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	200,276	200,276	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,227,337	1,227,337	—	—
TOTAL INVESTMENTS IN SECURITIES	$40,289,748	$40,289,748	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,130,631	$9,130,631	$—	$—
Consumer Discretionary	18,382,735	18,382,735	—	—
Consumer Staples	2,574,500	2,574,500	—	—
Energy	3,711,526	3,711,526	—	—
Financials	10,276,726	10,276,726	—	—
Health Care	22,712,770	22,712,770	—	—
Industrials	25,656,054	25,656,054	—	—
Information Technology	37,475,732	37,475,732	—	—
Materials	2,235,356	2,235,356	—	—
Real Estate	6,866,395	6,866,395	—	—
TOTAL COMMON STOCKS	$139,022,425	$139,022,425	$—	$—
Exchange Traded Funds	4,729,990	4,729,990	—	—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
RIGHTS
Health Care	272,063	—	—	272,063
SPECIAL PURPOSE VEHICLE
Information Technology	1,090,512	—	—	1,090,512
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	430,757	430,757	—	—
TOTAL INVESTMENTS IN SECURITIES	$145,545,747	$144,183,172	$—	$1,362,575

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,747,125	$4,747,125	$—	$—
Consumer Discretionary	28,066,104	28,066,104	—	—
Consumer Staples	7,070,862	7,070,862	—	—
Energy	7,446,124	7,446,124	—	—
Financials	2,390,128	2,390,128	—	—
Health Care	47,333,351	46,116,496	—	1,216,855
Industrials	13,571,142	13,571,142	—	—
Information Technology	45,911,831	45,911,831	—	—
Materials	2,287,372	2,287,372	—	—
TOTAL COMMON STOCKS	$158,824,039	$157,607,184	$—	$1,216,855
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
RIGHTS
Health Care	198,509	—	—	198,509
SPECIAL PURPOSE VEHICLE
Information Technology	1,544,892	—	—	1,544,892

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$670,318	$670,318	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$161,237,758	$158,277,502	$—	$2,960,256

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,075,519	$4,075,519	$—	$—
Consumer Discretionary	3,373,548	3,373,548	—	—
Consumer Staples	2,785,089	2,785,089	—	—
Energy	1,993,728	1,993,728	—	—
Financials	5,869,018	5,869,018	—	—
Health Care	5,527,337	5,527,337	—	—
Industrials	2,938,549	2,938,549	—	—
Information Technology	13,452,470	13,452,470	—	—
Materials	817,181	817,181	—	—
Utilities	653,718	653,718	—	—
TOTAL COMMON STOCKS	$41,486,157	$41,486,157	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,949,421	—	1,949,421	—
Consumer Staples	1,530,977	—	1,530,977	—
Financials	2,007,232	—	2,007,232	—
Health Care	2,941,636	—	2,941,636	—
Industrials	972,385	—	972,385	—
Information Technology	3,137,574	—	3,137,574	—
Materials	509,708	—	509,708	—
Real Estate	1,187,921	—	1,187,921	—
Utilities	501,648	—	501,648	—
TOTAL CORPORATE BONDS	$14,738,502	$—	$14,738,502	$—
MASTER LIMITED PARTNERSHIP
Energy	218,995	218,995	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,287,153	1,287,153	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	990,979	990,979	—	—
TOTAL INVESTMENTS IN SECURITIES	$58,721,786	$43,983,284	$14,738,502	$—

[1]
Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc.,
Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2024.

[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of March 31, 2024.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$245,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,144
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	248,965
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$3,144

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$426,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,453
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	431,661
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$5,453

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,704,832
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	21,812
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	1,726,644
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$21,812

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$301,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(29,757)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	272,063
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$(29,757)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,076,736
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	13,776
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	1,090,512
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$13,776

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2024	$1,378,417
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses	—
Included in net realized gain (loss) on investments	(356,382)
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	194,850
Sales/Distributions	—
Closing balance at March 31, 2024	1,216,855
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$(356,382)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$204,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,850)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	198,509
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$(5,850)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,525,376
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	19,516
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2024	1,544,892
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2024	$19,516

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Portfolios’ Level 3 fair value measurements of each Portfolios’ investments as of March 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value March 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$248,965	Market Approach	Revenue Multiple	10.50X-12.50X	N/A
Special Purpose Vehicle	431,661	Market Approach	Revenue Multiple	10.50X-12.50X	N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	1,726,644	Market Approach	Revenue Multiple	10.50X-12.50X	N/A
Alger Mid Cap Growth Portfolio
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights	272,063	Income Approach	Discount Rate Probability of Success	6.96%-8.00% 0.00%-45.00%	N/A N/A
Special Purpose Vehicle	1,090,512	Market Approach	Revenue Multiple	10.50X-12.50X	N/A
Alger Small Cap Growth Portfolio
Common Stocks	1,216,855	Market Approach	Revenue Multiple	6.00X-7.00X	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights[1]	14,298	Income Approach	Discount Rate Probability of Success	5.24% 22.00%	N/A N/A
Rights[2]	184,211	Income Approach	Discount Rate Probability of Success	6.96%-8.00% 0.00%-45.00%	N/A N/A
Special Purpose Vehicle	1,544,892	Market Approach	Revenue Multiple	10.50X-12.50X	N/A

[1]	Mirati Therapeutics, Inc. CVR
[2]	Tolero CDR
*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2024.
The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4 — Affiliated Securities:

During the three months ended March 31, 2024, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolios for purposes of the 1940 Act. Transactions during the period ended March 31, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at March 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2024
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$5,453	$431,661
Total					$—	$—	$5,453	$431,661

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at March 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2024
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	355,688	—	—	355,688	$—	$—	$1,024,594	$7,188,454
Mutual Funds
Alger 35 Fund	559,471	—	—	559,471	—	—	1,118,943	7,743,083
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	21,812	1,726,644
Total					$—	$—	$2,165,349	$16,658,181

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at March 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2024
Alger Mid Cap Growth Portfolio
Exchange Traded Funds
Alger Mid Cap 40 ETF	313,018	—	(14,972)	298,046	$—	$21,214	$765,799	$4,729,990
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	170,419	—	—	170,419	—	—	—	— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	10,045	795,165
Crosslink Ventures C, LLC, Cl. B1					—	—	3,731	295,347
Total					$—	$21,214	$779,575	$5,820,502

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at March 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2024
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	85,998	—	—	85,998	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	—	1,272,264
Crosslink Ventures C, LLC, Cl. B1					—	—	—	272,628
Total					$—	$—	$—	$1,544,892

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
March 31, 2024.

[2]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[3]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2024.